Cover	Jun. 11, 2022
Cover [Abstract]
Entity Registrant Name	cbdMD, INC.
Entity Central Index Key	0001644903
Document Type	8-K/A
Amendment Flag	true
Amendment Description	On June 13, 2022, cbdMD, Inc. filed a Current Report on Form 8-K (SEC Accession No. 0001654954-22-008274) (the “Original 8-K”). The text and the exhibits of the Original 8-K was accurate. This amendment corrects the original filing which was not filed with the correct item numbers of 5.02, 7.01 and 9.01. Nothing else has changed in this amendment. The full text of the Original 8-K and its exhibits are included herein.
Entity Emerging Growth Company	true
Document Period End Date	Jun. 11, 2022
Entity Ex Transition Period	false
Entity File Number	001-38299
Entity Incorporation State Country Code	NC
Entity Tax Identification Number	47-3414576
Entity Address Address Line 1	8845 Red Oak Blvd
Entity Address City Or Town	Charlotte
Entity Address State Or Province	NC
Entity Address Postal Zip Code	28217
City Area Code	704
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Local Phone Number	445-3060
Security 12b Title	8% Series A Cumulative Convertible Preferred Stock
Trading Symbol	YCBD
Security Exchange Name	NYSEAMER